Condensed Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (expense)/benefit on prior service cost related to pension and postretirement activity					$ 0.1	$ 0.1	$ 0.0
Income tax (expense)/benefit on net loss related to pension and postretirement activity					0.1	0.4	(0.6)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	$ (0.2)	$ (0.2)	$ (0.4)	$ (0.4)	$ (0.5)	$ (0.2)	$ (0.9)